UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	1/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS Total Return Bond Fund

Class A: SZIAX

Annual Shareholder Report — January 31, 2026

This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%

Gross expense ratio as of the latest prospectus: 0.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 6.78% (unadjusted for sales charges) for the period ended January 31, 2026. The Bloomberg U.S. Aggregate Bond Index returned 6.85% for the same period.

The Fund’s strong total and absolute return for the 12 months ending January 31, 2026, in part reflects positive performance from overweights to credit-sensitive sectors and positioning with respect to interest rates.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both overall security selection and asset allocation. Overweight exposure to risk assets that trade at a higher yield relative to Treasuries was motivated by a relatively stable economic backdrop featuring continued growth and low unemployment. In addition to a sound fundamental picture, the technical environment was also supportive of performance for credit-based assets as attractive all-in yields drove inflows into those sectors. In view of uncertainties around tariffs and inflation, the Fund tactically reduced risk at times to protect against downside outcomes or spread widening. In terms of specific exposures, positive contributions came from risk positioning in investment grade corporate bonds, most notably overweights to the banking/finance, energy, utility and communication subsectors. In addition, within financials, energy and utilities, performance benefited from holdings of securities that were lower in the capital structure or subordinated. An overweight to BBB-rated securities (the lowest investment grade category) across financials, industrials and utilities also proved additive. Overweight exposure to other credit-oriented sectors including collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities contributed as well. Finally, the Fund was positioned to benefit as the Treasury yield curve steepened over the period, while tactical positioning with respect to duration and corresponding interest rate sensitivity allowed the Fund to take advantage as Treasury yields periodically declined. As the yield curve steepened, trades were implemented to take advantage of bonds experiencing price gains as they approach maturity and gravitate towards par value.

There were no material detractors in terms of sector or interest rate positioning.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg U.S. Aggregate Bond Index is a required broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,047
$12,044
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26

	Class A	Bloomberg U.S. Aggregate Bond Index
'16	$9,725	$10,000
'16	$9,771	$10,071
'16	$9,854	$10,163
'16	$9,909	$10,202
'16	$9,899	$10,205
'16	$10,076	$10,388
'16	$10,197	$10,454
'16	$10,207	$10,442
'16	$10,188	$10,436
'16	$10,124	$10,356
'16	$9,890	$10,111
'16	$9,968	$10,125
'17	$10,055	$10,145
'17	$10,152	$10,213
'17	$10,156	$10,208
'17	$10,265	$10,287
'17	$10,347	$10,366
'17	$10,344	$10,356
'17	$10,400	$10,400
'17	$10,476	$10,494
'17	$10,465	$10,444
'17	$10,511	$10,450
'17	$10,481	$10,436
'17	$10,528	$10,484
'18	$10,498	$10,363
'18	$10,360	$10,265
'18	$10,360	$10,331
'18	$10,291	$10,254
'18	$10,271	$10,327
'18	$10,242	$10,315
'18	$10,282	$10,317
'18	$10,342	$10,383
'18	$10,293	$10,317
'18	$10,164	$10,235
'18	$10,155	$10,296
'18	$10,217	$10,485
'19	$10,470	$10,597
'19	$10,512	$10,590
'19	$10,726	$10,794
'19	$10,781	$10,797
'19	$10,948	$10,988
'19	$11,126	$11,126
'19	$11,170	$11,151
'19	$11,412	$11,440
'19	$11,325	$11,379
'19	$11,321	$11,413
'19	$11,323	$11,407
'19	$11,313	$11,399
'20	$11,533	$11,619
'20	$11,629	$11,828
'20	$11,191	$11,758
'20	$11,526	$11,967
'20	$11,704	$12,023
'20	$11,840	$12,099
'20	$12,103	$12,279
'20	$12,060	$12,180
'20	$12,017	$12,173
'20	$11,984	$12,119
'20	$12,195	$12,238
'20	$12,280	$12,255
'21	$12,183	$12,167
'21	$12,023	$11,991
'21	$11,938	$11,842
'21	$12,068	$11,935
'21	$12,100	$11,974
'21	$12,241	$12,058
'21	$12,361	$12,193
'21	$12,351	$12,170
'21	$12,244	$12,065
'21	$12,224	$12,061
'21	$12,182	$12,097
'21	$12,237	$12,066
'22	$11,890	$11,806
'22	$11,706	$11,674
'22	$11,380	$11,350
'22	$10,944	$10,919
'22	$10,945	$10,990
'22	$10,694	$10,817
'22	$10,971	$11,082
'22	$10,686	$10,768
'22	$10,202	$10,303
'22	$10,051	$10,170
'22	$10,423	$10,544
'22	$10,360	$10,496
'23	$10,767	$10,819
'23	$10,482	$10,539
'23	$10,658	$10,807
'23	$10,713	$10,872
'23	$10,587	$10,754
'23	$10,574	$10,716
'23	$10,596	$10,708
'23	$10,517	$10,640
'23	$10,243	$10,369
'23	$10,049	$10,206
'23	$10,558	$10,668
'23	$10,989	$11,076
'24	$10,993	$11,046
'24	$10,844	$10,890
'24	$10,987	$10,990
'24	$10,696	$10,713
'24	$10,876	$10,894
'24	$10,974	$10,998
'24	$11,191	$11,255
'24	$11,350	$11,416
'24	$11,533	$11,569
'24	$11,263	$11,282
'24	$11,376	$11,401
'24	$11,212	$11,215
'25	$11,279	$11,274
'25	$11,470	$11,522
'25	$11,442	$11,527
'25	$11,452	$11,572
'25	$11,427	$11,489
'25	$11,623	$11,666
'25	$11,611	$11,635
'25	$11,773	$11,774
'25	$11,912	$11,903
'25	$11,975	$11,977
'25	$12,050	$12,052
'25	$12,023	$12,034
'26	$12,044	$12,047

Yearly periods ended January 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	6.78%	-0.23%	2.16%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	3.85%	-0.78%	1.88%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	234,238,901
Number of Portfolio Holdings	340
Portfolio Turnover Rate (%)	181
Total Net Advisory Fees Paid ($)	721,189
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	38%
Mortgage-Backed Securities Pass-Throughs	22%
Asset-Backed	13%
Commercial Mortgage-Backed Securities	11%
Collateralized Mortgage Obligations	7%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	41%
A	10%
BBB	32%
BB	4%
B	0%
CCC	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.75% to 0.80%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRA-A

R-104498-2 (03/26)

DWS Total Return Bond Fund

Class C: SZICX

Annual Shareholder Report — January 31, 2026

This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.54%

Gross expense ratio as of the latest prospectus: 1.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 5.99% (unadjusted for sales charges) for the period ended January 31, 2026. The Bloomberg U.S. Aggregate Bond Index returned 6.85% for the same period.

The Fund’s strong total and absolute return for the 12 months ending January 31, 2026, in part reflects positive performance from overweights to credit-sensitive sectors and positioning with respect to interest rates.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both overall security selection and asset allocation. Overweight exposure to risk assets that trade at a higher yield relative to Treasuries was motivated by a relatively stable economic backdrop featuring continued growth and low unemployment. In addition to a sound fundamental picture, the technical environment was also supportive of performance for credit-based assets as attractive all-in yields drove inflows into those sectors. In view of uncertainties around tariffs and inflation, the Fund tactically reduced risk at times to protect against downside outcomes or spread widening. In terms of specific exposures, positive contributions came from risk positioning in investment grade corporate bonds, most notably overweights to the banking/finance, energy, utility and communication subsectors. In addition, within financials, energy and utilities, performance benefited from holdings of securities that were lower in the capital structure or subordinated. An overweight to BBB-rated securities (the lowest investment grade category) across financials, industrials and utilities also proved additive. Overweight exposure to other credit-oriented sectors including collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities contributed as well. Finally, the Fund was positioned to benefit as the Treasury yield curve steepened over the period, while tactical positioning with respect to duration and corresponding interest rate sensitivity allowed the Fund to take advantage as Treasury yields periodically declined. As the yield curve steepened, trades were implemented to take advantage of bonds experiencing price gains as they approach maturity and gravitate towards par value.

There were no material detractors in terms of sector or interest rate positioning.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a required broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,047
$11,501
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26

	Class C	Bloomberg U.S. Aggregate Bond Index
'16	$10,000	$10,000
'16	$10,041	$10,071
'16	$10,120	$10,163
'16	$10,180	$10,202
'16	$10,164	$10,205
'16	$10,338	$10,388
'16	$10,456	$10,454
'16	$10,459	$10,442
'16	$10,424	$10,436
'16	$10,361	$10,356
'16	$10,116	$10,111
'16	$10,179	$10,125
'17	$10,272	$10,145
'17	$10,355	$10,213
'17	$10,362	$10,208
'17	$10,467	$10,287
'17	$10,543	$10,366
'17	$10,534	$10,356
'17	$10,585	$10,400
'17	$10,654	$10,494
'17	$10,627	$10,444
'17	$10,677	$10,450
'17	$10,640	$10,436
'17	$10,681	$10,484
'18	$10,633	$10,363
'18	$10,488	$10,265
'18	$10,491	$10,331
'18	$10,405	$10,254
'18	$10,388	$10,327
'18	$10,353	$10,315
'18	$10,387	$10,317
'18	$10,431	$10,383
'18	$10,385	$10,317
'18	$10,238	$10,235
'18	$10,223	$10,296
'18	$10,288	$10,485
'19	$10,526	$10,597
'19	$10,562	$10,590
'19	$10,771	$10,794
'19	$10,819	$10,797
'19	$10,990	$10,988
'19	$11,161	$11,126
'19	$11,189	$11,151
'19	$11,433	$11,440
'19	$11,340	$11,379
'19	$11,329	$11,413
'19	$11,323	$11,407
'19	$11,307	$11,399
'20	$11,519	$11,619
'20	$11,607	$11,828
'20	$11,164	$11,758
'20	$11,491	$11,967
'20	$11,660	$12,023
'20	$11,789	$12,099
'20	$12,042	$12,279
'20	$11,992	$12,180
'20	$11,942	$12,173
'20	$11,902	$12,119
'20	$12,104	$12,238
'20	$12,180	$12,255
'21	$12,076	$12,167
'21	$11,911	$11,991
'21	$11,820	$11,842
'21	$11,940	$11,935
'21	$11,976	$11,974
'21	$12,097	$12,058
'21	$12,207	$12,193
'21	$12,201	$12,170
'21	$12,077	$12,065
'21	$12,049	$12,061
'21	$12,000	$12,097
'21	$12,058	$12,066
'22	$11,709	$11,806
'22	$11,511	$11,674
'22	$11,183	$11,350
'22	$10,748	$10,919
'22	$10,743	$10,990
'22	$10,490	$10,817
'22	$10,755	$11,082
'22	$10,469	$10,768
'22	$9,990	$10,303
'22	$9,835	$10,170
'22	$10,193	$10,544
'22	$10,125	$10,496
'23	$10,515	$10,819
'23	$10,231	$10,539
'23	$10,397	$10,807
'23	$10,443	$10,872
'23	$10,314	$10,754
'23	$10,296	$10,716
'23	$10,310	$10,708
'23	$10,227	$10,640
'23	$9,955	$10,369
'23	$9,760	$10,206
'23	$10,247	$10,668
'23	$10,659	$11,076
'24	$10,666	$11,046
'24	$10,505	$10,890
'24	$10,636	$10,990
'24	$10,360	$10,713
'24	$10,516	$10,894
'24	$10,604	$10,998
'24	$10,807	$11,255
'24	$10,965	$11,416
'24	$11,123	$11,569
'24	$10,856	$11,282
'24	$10,971	$11,401
'24	$10,794	$11,215
'25	$10,851	$11,274
'25	$11,040	$11,522
'25	$10,995	$11,527
'25	$10,998	$11,572
'25	$10,966	$11,489
'25	$11,160	$11,666
'25	$11,129	$11,635
'25	$11,277	$11,774
'25	$11,402	$11,903
'25	$11,456	$11,977
'25	$11,521	$12,052
'25	$11,487	$12,034
'26	$11,501	$12,047

Yearly periods ended January 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	5.99%	-0.97%	1.41%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.99%	-0.97%	1.41%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	234,238,901
Number of Portfolio Holdings	340
Portfolio Turnover Rate (%)	181
Total Net Advisory Fees Paid ($)	721,189
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	38%
Mortgage-Backed Securities Pass-Throughs	22%
Asset-Backed	13%
Commercial Mortgage-Backed Securities	11%
Collateralized Mortgage Obligations	7%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	41%
A	10%
BBB	32%
BB	4%
B	0%
CCC	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.50% to 1.55%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRA-C

R-104498-2 (03/26)

DWS Total Return Bond Fund

Class S: SCSBX

Annual Shareholder Report — January 31, 2026

This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$56	0.54%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 7.06% for the period ended January 31, 2026. The Bloomberg U.S. Aggregate Bond Index returned 6.85% for the same period.

The Fund’s strong total and absolute return for the 12 months ending January 31, 2026, in part reflects positive performance from overweights to credit-sensitive sectors and positioning with respect to interest rates.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both overall security selection and asset allocation. Overweight exposure to risk assets that trade at a higher yield relative to Treasuries was motivated by a relatively stable economic backdrop featuring continued growth and low unemployment. In addition to a sound fundamental picture, the technical environment was also supportive of performance for credit-based assets as attractive all-in yields drove inflows into those sectors. In view of uncertainties around tariffs and inflation, the Fund tactically reduced risk at times to protect against downside outcomes or spread widening. In terms of specific exposures, positive contributions came from risk positioning in investment grade corporate bonds, most notably overweights to the banking/finance, energy, utility and communication subsectors. In addition, within financials, energy and utilities, performance benefited from holdings of securities that were lower in the capital structure or subordinated. An overweight to BBB-rated securities (the lowest investment grade category) across financials, industrials and utilities also proved additive. Overweight exposure to other credit-oriented sectors including collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities contributed as well. Finally, the Fund was positioned to benefit as the Treasury yield curve steepened over the period, while tactical positioning with respect to duration and corresponding interest rate sensitivity allowed the Fund to take advantage as Treasury yields periodically declined. As the yield curve steepened, trades were implemented to take advantage of bonds experiencing price gains as they approach maturity and gravitate towards par value.

There were no material detractors in terms of sector or interest rate positioning.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a required broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$12,699
$12,047
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26

	Class S	Bloomberg U.S. Aggregate Bond Index
'16	$10,000	$10,000
'16	$10,049	$10,071
'16	$10,137	$10,163
'16	$10,196	$10,202
'16	$10,188	$10,205
'16	$10,372	$10,388
'16	$10,498	$10,454
'16	$10,510	$10,442
'16	$10,494	$10,436
'16	$10,430	$10,356
'16	$10,191	$10,111
'16	$10,273	$10,125
'17	$10,365	$10,145
'17	$10,468	$10,213
'17	$10,473	$10,208
'17	$10,589	$10,287
'17	$10,675	$10,366
'17	$10,675	$10,356
'17	$10,735	$10,400
'17	$10,815	$10,494
'17	$10,796	$10,444
'17	$10,856	$10,450
'17	$10,837	$10,436
'17	$10,878	$10,484
'18	$10,849	$10,363
'18	$10,709	$10,265
'18	$10,711	$10,331
'18	$10,641	$10,254
'18	$10,623	$10,327
'18	$10,595	$10,315
'18	$10,639	$10,317
'18	$10,704	$10,383
'18	$10,655	$10,317
'18	$10,524	$10,235
'18	$10,517	$10,296
'18	$10,583	$10,485
'19	$10,847	$10,597
'19	$10,893	$10,590
'19	$11,117	$10,794
'19	$11,176	$10,797
'19	$11,352	$10,988
'19	$11,539	$11,126
'19	$11,587	$11,151
'19	$11,840	$11,440
'19	$11,753	$11,379
'19	$11,751	$11,413
'19	$11,755	$11,407
'19	$11,748	$11,399
'20	$11,979	$11,619
'20	$12,080	$11,828
'20	$11,629	$11,758
'20	$11,979	$11,967
'20	$12,166	$12,023
'20	$12,310	$12,099
'20	$12,586	$12,279
'20	$12,544	$12,180
'20	$12,502	$12,173
'20	$12,470	$12,119
'20	$12,693	$12,238
'20	$12,783	$12,255
'21	$12,685	$12,167
'21	$12,521	$11,991
'21	$12,436	$11,842
'21	$12,573	$11,935
'21	$12,621	$11,974
'21	$12,759	$12,058
'21	$12,887	$12,193
'21	$12,879	$12,170
'21	$12,770	$12,065
'21	$12,752	$12,061
'21	$12,711	$12,097
'21	$12,771	$12,066
'22	$12,412	$11,806
'22	$12,222	$11,674
'22	$11,884	$11,350
'22	$11,431	$10,919
'22	$11,435	$10,990
'22	$11,174	$10,817
'22	$11,466	$11,082
'22	$11,171	$10,768
'22	$10,668	$10,303
'22	$10,512	$10,170
'22	$10,903	$10,544
'22	$10,839	$10,496
'23	$11,268	$10,819
'23	$10,971	$10,539
'23	$11,158	$10,807
'23	$11,218	$10,872
'23	$11,088	$10,754
'23	$11,077	$10,716
'23	$11,103	$10,708
'23	$11,022	$10,640
'23	$10,737	$10,369
'23	$10,536	$10,206
'23	$11,072	$10,668
'23	$11,527	$11,076
'24	$11,532	$11,046
'24	$11,379	$10,890
'24	$11,531	$10,990
'24	$11,228	$10,713
'24	$11,420	$10,894
'24	$11,525	$10,998
'24	$11,756	$11,255
'24	$11,925	$11,416
'24	$12,120	$11,569
'24	$11,838	$11,282
'24	$11,960	$11,401
'24	$11,790	$11,215
'25	$11,862	$11,274
'25	$12,066	$11,522
'25	$12,039	$11,527
'25	$12,053	$11,572
'25	$12,028	$11,489
'25	$12,238	$11,666
'25	$12,227	$11,635
'25	$12,388	$11,774
'25	$12,550	$11,903
'25	$12,618	$11,977
'25	$12,701	$12,052
'25	$12,661	$12,034
'26	$12,699	$12,047

Yearly periods ended January 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.06%	0.02%	2.42%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	234,238,901
Number of Portfolio Holdings	340
Portfolio Turnover Rate (%)	181
Total Net Advisory Fees Paid ($)	721,189
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	38%
Mortgage-Backed Securities Pass-Throughs	22%
Asset-Backed	13%
Commercial Mortgage-Backed Securities	11%
Collateralized Mortgage Obligations	7%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	41%
A	10%
BBB	32%
BB	4%
B	0%
CCC	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.50% to 0.55%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRA-S

R-104498-2 (03/26)

DWS Total Return Bond Fund

Institutional Class: SZIIX

Annual Shareholder Report — January 31, 2026

This annual shareholder report contains important information about DWS Total Return Bond Fund (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 6.98% for the period ended January 31, 2026. The Bloomberg U.S. Aggregate Bond Index returned 6.85% for the same period.

The Fund’s strong total and absolute return for the 12 months ending January 31, 2026, in part reflects positive performance from overweights to credit-sensitive sectors and positioning with respect to interest rates.

The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was supported by both overall security selection and asset allocation. Overweight exposure to risk assets that trade at a higher yield relative to Treasuries was motivated by a relatively stable economic backdrop featuring continued growth and low unemployment. In addition to a sound fundamental picture, the technical environment was also supportive of performance for credit-based assets as attractive all-in yields drove inflows into those sectors. In view of uncertainties around tariffs and inflation, the Fund tactically reduced risk at times to protect against downside outcomes or spread widening. In terms of specific exposures, positive contributions came from risk positioning in investment grade corporate bonds, most notably overweights to the banking/finance, energy, utility and communication subsectors. In addition, within financials, energy and utilities, performance benefited from holdings of securities that were lower in the capital structure or subordinated. An overweight to BBB-rated securities (the lowest investment grade category) across financials, industrials and utilities also proved additive. Overweight exposure to other credit-oriented sectors including collateralized loan obligations, asset-backed securities and commercial mortgage-backed securities contributed as well. Finally, the Fund was positioned to benefit as the Treasury yield curve steepened over the period, while tactical positioning with respect to duration and corresponding interest rate sensitivity allowed the Fund to take advantage as Treasury yields periodically declined. As the yield curve steepened, trades were implemented to take advantage of bonds experiencing price gains as they approach maturity and gravitate towards par value.

There were no material detractors in terms of sector or interest rate positioning.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg U.S. Aggregate Bond Index is a required broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
Bloomberg U.S. Aggregate Bond Index
$1,300,000
$1,040,000
$780,000
$520,000
$260,000
$0
$1,271,010
$1,204,652
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
'26

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
'16	$1,000,000	$1,000,000
'16	$1,004,929	$1,007,094
'16	$1,013,714	$1,016,334
'16	$1,020,598	$1,020,235
'16	$1,019,793	$1,020,497
'16	$1,037,308	$1,038,833
'16	$1,050,024	$1,045,401
'16	$1,052,211	$1,044,206
'16	$1,049,556	$1,043,594
'16	$1,044,064	$1,035,612
'16	$1,020,056	$1,011,116
'16	$1,027,340	$1,012,542
'17	$1,036,603	$1,014,529
'17	$1,046,862	$1,021,348
'17	$1,047,420	$1,020,812
'17	$1,059,000	$1,028,690
'17	$1,067,662	$1,036,608
'17	$1,067,601	$1,035,565
'17	$1,074,616	$1,040,021
'17	$1,081,648	$1,049,350
'17	$1,080,699	$1,044,352
'17	$1,086,775	$1,044,957
'17	$1,083,836	$1,043,616
'17	$1,088,959	$1,048,406
'18	$1,086,009	$1,036,332
'18	$1,070,893	$1,026,508
'18	$1,072,107	$1,033,091
'18	$1,064,135	$1,025,407
'18	$1,063,312	$1,032,725
'18	$1,060,530	$1,031,455
'18	$1,064,939	$1,031,700
'18	$1,070,370	$1,038,339
'18	$1,066,516	$1,031,653
'18	$1,053,276	$1,023,500
'18	$1,052,560	$1,029,610
'18	$1,059,159	$1,048,525
'19	$1,084,686	$1,059,660
'19	$1,090,280	$1,059,046
'19	$1,111,789	$1,079,382
'19	$1,117,691	$1,079,658
'19	$1,136,380	$1,098,824
'19	$1,155,127	$1,112,623
'19	$1,158,949	$1,115,070
'19	$1,184,321	$1,143,963
'19	$1,176,604	$1,137,870
'19	$1,176,445	$1,141,297
'19	$1,175,725	$1,140,716
'19	$1,175,009	$1,139,921
'20	$1,199,308	$1,161,858
'20	$1,209,478	$1,182,770
'20	$1,162,992	$1,175,810
'20	$1,199,249	$1,196,711
'20	$1,218,077	$1,202,283
'20	$1,232,536	$1,209,856
'20	$1,260,234	$1,227,928
'20	$1,255,998	$1,218,016
'20	$1,251,752	$1,217,348
'20	$1,248,600	$1,211,912
'20	$1,270,949	$1,223,804
'20	$1,280,031	$1,225,490
'21	$1,270,187	$1,216,703
'21	$1,253,703	$1,199,133
'21	$1,245,097	$1,184,160
'21	$1,258,867	$1,193,515
'21	$1,263,689	$1,197,414
'21	$1,277,572	$1,205,827
'21	$1,290,352	$1,219,309
'21	$1,289,612	$1,216,987
'21	$1,278,663	$1,206,450
'21	$1,276,791	$1,206,117
'21	$1,272,624	$1,209,685
'21	$1,279,853	$1,206,590
'22	$1,243,727	$1,180,595
'22	$1,223,521	$1,167,424
'22	$1,190,687	$1,134,991
'22	$1,145,121	$1,091,920
'22	$1,145,513	$1,098,960
'22	$1,119,344	$1,081,719
'22	$1,148,639	$1,108,150
'22	$1,118,981	$1,076,837
'22	$1,068,403	$1,030,311
'22	$1,052,712	$1,016,966
'22	$1,091,993	$1,054,366
'22	$1,084,431	$1,049,610
'23	$1,127,448	$1,081,900
'23	$1,098,830	$1,053,927
'23	$1,117,624	$1,080,699
'23	$1,123,593	$1,087,249
'23	$1,110,537	$1,075,410
'23	$1,109,455	$1,071,574
'23	$1,111,969	$1,070,827
'23	$1,103,841	$1,063,987
'23	$1,075,237	$1,036,949
'23	$1,056,227	$1,020,585
'23	$1,108,831	$1,066,803
'23	$1,154,524	$1,107,639
'24	$1,155,072	$1,104,597
'24	$1,139,607	$1,088,991
'24	$1,154,911	$1,099,047
'24	$1,124,474	$1,071,287
'24	$1,143,724	$1,089,449
'24	$1,154,291	$1,099,763
'24	$1,177,483	$1,125,450
'24	$1,194,482	$1,141,623
'24	$1,214,078	$1,156,909
'24	$1,185,735	$1,128,219
'24	$1,197,986	$1,140,147
'24	$1,180,888	$1,121,488
'25	$1,188,137	$1,127,438
'25	$1,208,622	$1,152,244
'25	$1,205,942	$1,152,678
'25	$1,207,274	$1,157,208
'25	$1,203,534	$1,148,922
'25	$1,225,900	$1,166,588
'25	$1,224,861	$1,163,511
'25	$1,240,873	$1,177,427
'25	$1,257,308	$1,190,271
'25	$1,264,231	$1,197,707
'25	$1,271,184	$1,205,150
'25	$1,268,530	$1,203,367
'26	$1,271,010	$1,204,652

Yearly periods ended January 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	6.98%	0.01%	2.43%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	234,238,901
Number of Portfolio Holdings	340
Portfolio Turnover Rate (%)	181
Total Net Advisory Fees Paid ($)	721,189
Effective Duration	6.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	38%
Mortgage-Backed Securities Pass-Throughs	22%
Asset-Backed	13%
Commercial Mortgage-Backed Securities	11%
Collateralized Mortgage Obligations	7%
Government & Agency Obligations	7%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	41%
A	10%
BBB	32%
BB	4%
B	0%
CCC	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since February 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective May 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.50% to 0.55%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DTRBF-TSRA-I

R-104498-2 (03/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Total Return Bond Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended January 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026	$100,531	$0	$8,948	$0
2025	$100,531	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended January 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$588,231	$0
2025	$0	$1,359,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended January 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$8,948	$588,231	$0	$597,179
2025	$8,948	$1,359,569	$0	$1,378,517

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

January 31, 2026
Annual Financial Statements and Other Information
DWS Total Return Bond Fund

Contents
3	Investment Portfolio
19	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
44	Tax Information
45	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Total Return Bond Fund

Investment Portfolioas of January 31, 2026

	Principal Amount ($)	Value ($)
Corporate Bonds 38.1%
Communication Services 3.9%
Alphabet, Inc., 5.25%, 5/15/2055	425,000	404,928
AT&T, Inc.:
3.55%, 9/15/2055	220,000	146,119
4.9%, 11/1/2035	600,000	590,736
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	1,500,000	1,500,614
Charter Communications Operating LLC:
5.85%, 12/1/2035 (a)	571,000	568,285
6.384%, 10/23/2035	300,000	310,072
Comcast Corp., 5.5%, 5/15/2064 (a)	250,000	224,283
Meta Platforms, Inc.:
5.4%, 8/15/2054	291,000	268,184
5.625%, 11/15/2055	300,000	285,445
Orange SA, 144A, 5.0%, 1/13/2036	750,000	743,844
Paramount Global, 4.2%, 6/1/2029	725,000	705,529
TELUS Corp., 6.625%, 6/9/2056	600,000	602,681
T-Mobile U.S.A., Inc.:
5.3%, 5/15/2035	390,000	397,658
5.875%, 11/15/2055	500,000	496,697
Verizon Communications, Inc.:
2.65%, 11/20/2040 (a)	117,000	83,370
2.85%, 9/3/2041	150,000	107,916
3.7%, 3/22/2061	132,000	88,954
5.875%, 11/30/2055	220,000	217,165
Videotron Ltd., 144A, 5.7%, 1/15/2035	555,000	565,147
Vodafone Group PLC, 4.375%, 2/19/2043	375,000	321,489
Warnermedia Holdings, Inc.:
Series WI, 4.054%, 3/15/2029	500,000	485,023
4.279%, 3/15/2032	146,000	128,480
		9,242,619
Consumer Discretionary 2.2%
American Honda Finance Corp., 5.1%, 1/8/2036 (a)	592,000	589,680
Carnival Corp.:
144A, 5.125%, 5/1/2029	1,500,000	1,517,581
144A, 6.125%, 2/15/2033	144,000	148,134
Ford Motor Credit Co. LLC:
4.97%, 4/6/2029	439,000	441,350
5.753%, 4/6/2033	600,000	605,594
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	3

	Principal Amount ($)	Value ($)
7.35%, 3/6/2030	500,000	539,846
General Motors Financial Co., Inc.:
4.6%, 1/8/2031	503,000	503,160
5.45%, 1/8/2036 (a)	128,000	128,553
Marriott International, Inc., 5.5%, 4/15/2037	610,000	622,556
Viking Cruises Ltd., 144A, 5.875%, 10/15/2033	116,000	117,600
		5,214,054
Consumer Staples 1.2%
BAT Capital Corp., 4.625%, 3/22/2033	500,000	495,421
Bunge Ltd. Finance Corp., 5.25%, 4/21/2032	330,000	340,801
Coty, Inc., 144A, 5.6%, 1/15/2031	150,000	151,828
JBS NV:
6.375%, 4/15/2066	305,000	308,306
6.75%, 3/15/2034	331,000	364,925
Kraft Heinz Foods Co., 4.375%, 6/1/2046	395,000	324,153
Mars, Inc.:
144A, 5.2%, 3/1/2035	572,000	585,640
144A, 5.7%, 5/1/2055	334,000	332,890
		2,903,964
Energy 6.2%
BP Capital Markets PLC, 6.125%, Perpetual	750,000	771,505
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	850,000	840,290
144A, 5.8%, 12/15/2034	257,000	266,567
Eastern Energy Gas Holdings LLC, 5.8%, 1/15/2035	340,000	359,174
Enbridge, Inc., Series 20-A, 5.75%, 7/15/2080	300,000	303,657
Energy Transfer LP:
5.7%, 4/1/2035	657,000	680,319
6.5%, 2/15/2056	820,000	820,039
EQT Corp., 5.75%, 2/1/2034	745,000	777,484
Expand Energy Corp., 5.375%, 2/1/2029	585,000	585,352
Hess Midstream Operations LP:
144A, 5.875%, 3/1/2028	298,000	303,654
144A, 6.5%, 6/1/2029	1,000,000	1,035,004
HF Sinclair Corp.:
5.5%, 9/1/2032	468,000	478,549
5.75%, 1/15/2031	453,000	469,596
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	536,000	551,929
Occidental Petroleum Corp., 8.875%, 7/15/2030	500,000	576,975
Petrobras Global Finance BV:
5.125%, 9/10/2030	675,000	667,710
The accompanying notes are an integral part of the financial statements.

4	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
6.25%, 1/10/2036	506,000	497,145
Phillips 66 Co., Series A, 5.875%, 3/15/2056	714,000	711,235
Santos Finance Ltd., 144A, 5.75%, 11/13/2035	318,000	318,897
Saudi Arabian Oil Co.:
144A, 5.0%, 2/2/2036 (b)	750,000	738,141
144A, 6.375%, 6/2/2055	210,000	215,227
Sunoco LP:
144A, 5.625%, 3/15/2031	72,000	72,441
144A, 6.25%, 7/1/2033	235,000	241,068
Targa Resources Partners LP, 5.0%, 1/15/2028	400,000	400,519
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	560,000	485,937
Western Midstream Operating LP:
4.8%, 3/1/2031	150,000	150,072
5.45%, 11/15/2034	320,000	322,139
Williams Companies, Inc., 5.15%, 3/15/2036	850,000	846,235
		14,486,860
Financials 13.5%
AerCap Ireland Capital DAC, 4.75%, 1/15/2033	423,000	418,903
Affiliated Managers Group, Inc., 5.5%, 2/15/2036	750,000	750,399
Apollo Debt Solutions BDC, 144A, 5.7%, 1/23/2031	398,000	395,859
Avolon Holdings Funding Ltd., 144A, 4.7%, 1/30/2031	213,000	211,865
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/2031	500,000	491,552
Banco BTG Pactual SA, 144A, 5.5%, 1/27/2031	611,000	611,611
Bank of America Corp.:
5.464%, 5/9/2036	633,000	654,825
Series UU, 6.25%, Perpetual (a)	1,000,000	1,017,851
Bank of Montreal, Series 6, 6.875%, 11/26/2085	400,000	411,841
Banque Federative du Credit Mutuel SA, 144A, 4.541%, 1/15/2031	1,000,000	997,689
Barclays PLC, 5.335%, 9/10/2035	347,000	351,507
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	165,000	167,711
Blackstone Private Credit Fund:
5.25%, 4/1/2030	500,000	493,706
5.95%, 7/16/2029	500,000	508,411
Block, Inc., 144A, 6.0%, 8/15/2033	895,000	914,227
BNP Paribas SA:
144A, 4.916%, 1/15/2034	465,000	462,652
144A, 6.875%, Perpetual	600,000	605,431
Capital One Financial Corp.:
4.722%, 1/30/2032 (b)	666,000	666,199
5.399%, 1/30/2037 (b)	403,000	402,264
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	5

	Principal Amount ($)	Value ($)
Carlyle Group, Inc., 5.05%, 9/19/2035	300,000	295,279
Carlyle Secured Lending, Inc., 5.75%, 2/15/2031	750,000	737,305
Charles Schwab Corp., Series H, 4.0%, Perpetual	750,000	703,605
Citigroup, Inc.:
5.174%, 9/11/2036	535,000	537,274
6.02%, 1/24/2036	640,000	667,202
Series HH, 6.625%, Perpetual	300,000	305,482
Series FF, 6.95%, Perpetual	525,000	540,817
Citizens Financial Group, Inc., 5.299%, 1/29/2036	116,000	116,552
Fair Isaac Corp., 144A, 6.0%, 5/15/2033	500,000	509,468
First Citizens BancShares, Inc., 5.6%, 9/5/2035	900,000	900,897
Fiserv, Inc.:
3.5%, 7/1/2029	500,000	485,898
5.25%, 8/11/2035 (a)	500,000	496,450
Global Payments, Inc., 5.55%, 11/15/2035	660,000	654,467
Goldman Sachs BDC, Inc.:
5.1%, 1/28/2029	377,000	374,547
5.65%, 9/9/2030	525,000	523,550
Goldman Sachs Group, Inc., 5.541%, 1/21/2047	221,000	217,697
HSBC Holdings PLC, 6.95% (a), Perpetual	750,000	780,499
Jane Street Group, 144A, 6.125%, 11/1/2032	460,000	468,513
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	750,000	740,338
JPMorgan Chase & Co.:
4.898%, 1/22/2037	283,000	280,847
5.572%, 4/22/2036	500,000	521,677
Series OO, 6.5%, Perpetual	941,000	979,130
Series NN, 6.875%, Perpetual (a)	400,000	421,983
KeyCorp, 5.305%, 1/28/2037	167,000	167,190
Liberty Mutual Group, Inc., 144A, 4.125%, 12/15/2051	830,000	821,426
M&T Bank Corp., 5.385%, 1/16/2036	500,000	507,006
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	232,542
Morgan Stanley:
5.314%, 1/18/2041	136,000	134,333
5.664%, 4/17/2036	438,000	457,573
5.831%, 4/19/2035	500,000	528,877
Old National Bancorp, 5.768%, 2/15/2036	600,000	603,392
PNC Financial Services Group, Inc., 5.423%, 1/25/2041	240,000	239,777
Raymond James Financial, Inc., 5.65%, 9/11/2055	165,000	161,422
Royal Bank of Canada, 6.35%, 11/24/2084	750,000	737,566
Standard Chartered PLC, 144A, 5.243%, 1/13/2037	750,000	747,172
Starwood Property Trust, Inc., 144A, (REIT), 5.25%, 10/15/2028	346,000	347,815
State Street Corp., Series K, 6.45%, Perpetual	544,000	562,308
The accompanying notes are an integral part of the financial statements.

6	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.:
5.57%, 1/15/2047	200,000	199,830
6.45%, Perpetual	350,000	356,587
The Goldman Sachs Group, Inc., 4.939%, 10/21/2036	288,000	283,984
UBS Group AG, 144A, 4.375%, Perpetual	301,000	274,906
Wells Fargo & Co.:
5.433%, 1/23/2047	450,000	441,050
5.605%, 4/23/2036	550,000	573,344
Willis North America, Inc., 4.55%, 3/15/2031	373,000	372,750
		31,544,830
Health Care 0.9%
180 Medical, Inc., 144A, 5.3%, 10/8/2035	350,000	346,798
CVS Health Corp.:
5.45%, 9/15/2035	299,000	304,225
6.2%, 9/15/2055	280,000	282,786
Eli Lilly & Co.:
5.0%, 2/9/2054	320,000	295,788
5.2%, 8/14/2064	120,000	111,945
HCA, Inc., 5.75%, 3/1/2035	475,000	496,734
UnitedHealth Group, Inc., 5.15%, 7/15/2034	368,000	375,443
		2,213,719
Industrials 2.1%
Block Financial LLC, 5.375%, 9/15/2032	480,000	480,852
Boeing Co., 6.858%, 5/1/2054	330,000	372,105
Burlington Northern Santa Fe LLC, 5.55%, 3/15/2056	500,000	494,620
Carrier Global Corp., 5.9%, 3/15/2034	320,000	342,451
Daimler Truck Finance North America LLC, 144A, 5.0%, 10/12/2032	441,000	446,737
Fedex Freight Holding Co., Inc., 144A, 4.95%, 3/15/2033 (b)	542,000	540,490
GFL Environmental Holdings U.S., Inc., 144A, 5.5%, 2/1/2034	750,000	751,727
Norfolk Southern Corp., 5.95%, 3/15/2064	500,000	509,350
Southwest Airlines Co., 4.375%, 11/15/2028	500,000	502,680
Tyco Electronics Group SA, 4.875%, 2/9/2036 (b)	354,000	352,395
United Airlines Holdings, Inc., 5.375%, 3/1/2031 (b)	41,000	41,407
		4,834,814
Information Technology 2.4%
AppLovin Corp., 5.95%, 12/1/2054	257,000	254,177
Broadcom, Inc.:
4.9%, 2/15/2038	833,000	815,324
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	7

	Principal Amount ($)	Value ($)
5.7%, 1/15/2056	350,000	352,699
Dell International LLC, 5.1%, 2/15/2036	683,000	671,094
Flex Ltd., 5.375%, 11/13/2035	559,000	558,452
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	363,000	381,979
HP, Inc., 6.1%, 4/25/2035 (a)	440,000	463,129
Jabil, Inc.:
4.2%, 2/1/2029	296,000	295,890
4.75%, 2/1/2033	180,000	177,303
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	480,000	437,372
Microsoft Corp., 2.921%, 3/17/2052	465,000	302,890
Oracle Corp.:
5.375%, 9/27/2054	460,000	369,590
5.5%, 9/27/2064	220,000	174,367
5.95%, 9/26/2055	297,000	261,887
		5,516,153
Materials 0.9%
Celanese U.S. Holdings LLC, 6.5%, 4/15/2030	318,000	323,537
Corp. Nacional del Cobre de Chile, 144A, 5.529%, 1/30/2037	750,000	753,750
Dow Chemical Co.:
5.65%, 3/15/2036 (a)	310,000	309,748
5.95%, 3/15/2055 (a)	285,000	260,988
Olin Corp., 144A, 6.625%, 4/1/2033	159,000	155,806
Rio Tinto Finance USA PLC, 5.875%, 3/14/2065	326,000	333,620
		2,137,449
Real Estate 0.7%
CBRE Services, Inc., 4.9%, 1/15/2033	249,000	249,977
Ventas Realty LP, (REIT), 5.0%, 2/15/2036	587,000	581,098
Vornado Realty LP, (REIT), 5.75%, 2/1/2033	700,000	708,002
		1,539,077
Utilities 4.1%
AEP Texas, Inc., 5.85%, 10/15/2055	250,000	245,795
Dominion Energy, Inc., 6.625%, 5/15/2055	250,000	257,034
Enel Finance International NV, 144A, 5.75%, 9/30/2055	490,000	476,929
Entergy Arkansas LLC, 5.75%, 6/1/2054	470,000	469,339
Entergy Louisiana LLC, 5.8%, 3/15/2055	350,000	352,046
Exelon Corp., 6.5%, 3/15/2055	400,000	415,241
Florida Power & Light Co., 5.6%, 2/15/2066	450,000	442,174
NextEra Energy Capital Holdings, Inc.:
5.45%, 3/15/2035	525,000	540,910
6.375%, 8/15/2055	500,000	516,404
The accompanying notes are an integral part of the financial statements.

8	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
NRG Energy, Inc.:
144A, 4.734%, 10/15/2030	750,000	749,858
144A, 5.407%, 10/15/2035	313,000	311,552
Pacific Gas and Electric Co.:
3.95%, 12/1/2047	350,000	260,943
5.9%, 10/1/2054	163,000	156,725
PG&E Corp., 7.375%, 3/15/2055	375,000	387,018
Public Service Co. of Colorado, 5.15%, 9/15/2035	1,000,000	1,009,945
Sempra, 4.125%, 4/1/2052	1,000,000	990,727
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	241,376
Southwestern Public Service Co., 6.0%, 6/1/2054	435,000	443,784
Vistra Operations Co. LLC, 144A, 4.7%, 1/31/2031	1,250,000	1,248,249
		9,516,049
Total Corporate Bonds (Cost $88,716,068)		89,149,588
Mortgage-Backed Securities Pass-Throughs 22.4%
Federal Home Loan Mortgage Corp.:
3.0%, 4/1/2052	1,583,760	1,413,986
3.5%, with various maturities from 6/1/2028 until 9/1/2052	6,076,223	5,687,652
4.5%, 12/1/2040	22,007	22,125
5.5%, with various maturities from 6/1/2039 until 12/1/2054	1,932,193	1,984,664
6.0%, 1/1/2055	4,131,098	4,266,407
Federal National Mortgage Association:
2.5%, with various maturities from 10/1/2051 until 3/1/2052	3,036,138	2,598,571
3.0%, 5/1/2052	1,975,798	1,769,298
3.5%, with various maturities from 1/1/2046 until 12/1/2046	1,195,283	1,130,597
4.5%, 11/1/2043	128,092	127,865
5.5%, with various maturities from 2/1/2031 until 11/1/2055	9,872,164	10,139,558
6.0%, with various maturities from 7/1/2054 until 7/1/2055	22,659,751	23,369,709
Government National Mortgage Association, 4.5%, 7/15/2040	19,965	20,035
Total Mortgage-Backed Securities Pass-Throughs (Cost $51,891,405)		52,530,467
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	9

	Principal Amount ($)	Value ($)
Asset-Backed 12.9%
Automobile Receivables 2.9%
Avis Budget Rental Car Funding AESOP LLC:
“D” , Series 2024-2A, 144A, 7.43%, 10/20/2028	400,000	410,351
“D” , Series 2023-8A, 144A, 7.52%, 2/20/2030	650,000	672,096
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 4.997% (c), 12/26/2031	92,613	92,994
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	764,537
Hertz Vehicle Financing III LLC, “A” , Series 2025-6A, 144A, 4.89%, 5/25/2032	1,875,000	1,890,349
Santander Drive Auto Receivables Trust, “D” , Series 2025-4, 4.95%, 1/15/2032	3,000,000	3,011,017
		6,841,344
Home Equity Loans 0.2%
CIT Home Equity Loan Trust, “AF6” , Series 2002-1, 6.2%, 2/25/2030	97	97
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	391,581	396,312
		396,409
Miscellaneous 9.8%
Apidos CLO XL Ltd., “AR” , Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.022% (c), 7/15/2037	500,000	501,707
Apidos CLO XLVII Ltd., “C” , Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.018% (c), 4/26/2037	625,000	626,832
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.249% (c), 1/22/2038	500,000	501,131
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	500,000	458,118
Bryant Park Funding Ltd., “AR” , Series 2023-21A, 144A, 3 mo. USD Term SOFR + 1.27%, 4.938% (c), 10/18/2038	1,500,000	1,505,088
CIFC Funding Ltd., “BR” , Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.369% (c), 1/22/2038	442,000	444,007
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	450,000	452,547
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	980,595
DB Master Finance LLC, “A2II” , Series 2025-1A, 144A, 5.165%, 8/20/2055	1,000,000	997,739
Dryden 64 CLO Ltd., “C” , Series 2018-64A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.679% (c), 4/18/2031	1,200,000	1,204,420
The accompanying notes are an integral part of the financial statements.

10	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
Galaxy 34 CLO Ltd., “A” , Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.038% (c), 10/20/2037	500,000	501,643
Garnet CLO 3 Ltd., “B” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.383% (c), 10/20/2038	1,000,000	1,001,183
Jersey Mike’s Funding LLC:
“A2” , Series 2025-1A, 144A, 5.61%, 8/16/2055	1,795,500	1,828,799
“A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	327,525	334,234
Lewey Park CLO Ltd., “A2” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.23% (c), 10/21/2037	500,000	501,001
Mosaic Solar Loan Trust:
“B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	219,457	170,383
“C” , Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	168,899
“C” , Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	157,187
NRZ Excess Spread-Collateralized Notes, “A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	311,060	306,342
OCP CLO Ltd., “B1” , Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.371% (c), 10/16/2037	500,000	501,321
OZLM XXIV Ltd., “A1AR” , Series 2019-24A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.089% (c), 7/20/2032	82,690	82,723
Race Point X CLO Ltd., “C2R” , Series 2016-10A, 144A, 3 mo. USD Term SOFR + 2.262%, 5.93% (c), 7/25/2031	759,634	762,367
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.372% (c), 1/15/2040	600,000	602,535
SERVPRO Master Issuer LLC, “A2” , Series 2025-1A, 144A, 5.525%, 10/25/2055	2,992,500	2,995,675
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.07% (c), 1/20/2038	1,000,000	1,000,703
Switch ABS Issuer LLC, “A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	499,389
Taco Bell Funding LLC, “A2II” , Series 2025-1A, 144A, 5.049%, 8/25/2055	1,875,000	1,870,778
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.198% (c), 4/25/2037	500,000	501,006
Wendy’s Funding LLC, “A2I” , Series 2025-1A, 144A, 5.422%, 12/15/2055	1,500,000	1,501,621
		22,959,973
Total Asset-Backed (Cost $31,800,920)		30,197,726
Commercial Mortgage-Backed Securities 11.2%
20 Times Square Trust:
“B” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	500,000	471,250
“C” , Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	500,000	468,750
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	11

	Principal Amount ($)	Value ($)
BAHA Trust:
“A” , Series 2024-MAR, 144A, 6.171% (c), 12/10/2041	836,000	867,405
“B” , Series 2024-MAR, 144A, 7.069% (c), 12/10/2041	650,000	681,312
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	428,973
BPR Trust, “B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 4.945% (c), 9/15/2038	300,000	299,810
BRCK Trust, “A” , Series 2025-830B, 144A, 4.956%, 12/10/2042	2,000,000	2,007,728
BX Trust:
“A” , Series 2019-OC11, 144A, 3.202%, 12/9/2041	1,000,000	952,450
“D” , Series 2019-OC11, 144A, 3.944% (c), 12/9/2041	750,000	717,193
CENT Trust, “A” , Series 2025-CITY, 144A, 4.92% (c), 7/10/2040	1,000,000	1,014,375
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	500,000	496,927
FREMF Mortgage Trust:
“B” , Series 2018-K75, 144A, 3.975% (c), 4/25/2051	1,000,000	988,966
“B” , Series 2018-K77, 144A, 4.16% (c), 5/25/2051	1,832,000	1,818,265
Hawaii Hotel Trust, “B” , Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 5.423% (c), 3/15/2042	250,000	250,547
Hudson Yards Mortgage Trust:
“A” , Series 2025-SPRL, 144A, 5.467% (c), 1/13/2040	190,000	196,933
“B” , Series 2025-SPRL, 144A, 5.758%, 1/13/2040	225,000	233,263
“C” , Series 2025-SPRL, 144A, 5.952% (c), 1/13/2040	1,135,000	1,176,480
ILPT Commercial Mortgage Trust, “D” , Series 2025-LPF2, 144A, 6.508%, 7/13/2042	1,000,000	1,023,836
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,750,000	1,481,393
“A” , Series 2016-NINE, 144A, 2.854% (c), 9/6/2038	500,000	495,405
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.937% (c), 6/15/2035	1,938,171	1,637,787
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.75% (c), 8/15/2038	495,860	494,935
Manhattan West Mortgage Trust, “A” , Series 2020-1MW, 144A, 2.13%, 9/10/2039	2,000,000	1,929,560
MRCD Mortgage Trust, “B” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	133,300
Natixis Commercial Mortgage Securities Trust, “A” , Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	708,152
ROCK Trust:
“B” , Series 2024-CNTR, 144A, 5.93%, 11/13/2041	1,000,000	1,033,124
“C” , Series 2024-CNTR, 144A, 6.471%, 11/13/2041	450,000	468,244
“E” , Series 2024-CNTR, 144A, 8.819%, 11/13/2041	300,000	318,924
The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
SLG Office Trust, “A” , Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	896,907
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.123% (c), 2/15/2042	500,000	496,406
SYCA Commercial Mortgage Trust:
“A” , Series 2025-WAG, 144A, 5.433% (c), 11/10/2042	1,000,000	1,013,528
“B” , Series 2025-WAG, 144A, 5.884% (c), 11/10/2042	1,000,000	1,011,283
UBS Commercial Mortgage Trust, “A3” , Series 2017-C4, 3.301%, 10/15/2050	91,011	90,058
Total Commercial Mortgage-Backed Securities (Cost $26,007,863)		26,303,469
Collateralized Mortgage Obligations 7.4%
Alternative Loan Trust, “1A4” , Series 2006-43CB, 6.0%, 2/25/2037	95,893	46,622
Arroyo Mortgage Trust, “A1” , Series 2021-1R, 144A, 1.175%, 10/25/2048	1,295,123	1,174,179
Banc of America Mortgage Trust, “2A2” , Series 2004-A, 5.534% (c), 2/25/2034	28,369	27,928
Bear Stearns Adjustable Rate Mortgage Trust, “2A1” , Series 2005-11, 7.135% (c), 12/25/2035	41,726	42,925
CHL Mortgage Pass Through Trust, “2A5” , Series 2004-13, 5.75%, 8/25/2034	91,889	90,646
CSFB Mortgage-Backed Pass-Through Certificates, “10A3” , Series 2005-10, 6.0%, 11/25/2035	191,345	40,879
Federal Home Loan Mortgage Corp.:
“DI” , Series 5011, Interest Only, 2.0%, 7/25/2050	4,598,069	633,530
“MI” , Series 5034, Interest Only, 2.0%, 11/25/2050	2,975,424	399,878
“MI” , Series 5135, Interest Only, 2.5%, 8/25/2051	7,710,545	832,907
“P” , Series 4916, 3.0%, 9/25/2049	1,335,079	1,223,257
“JI” , Series 5236, Interest Only, 4.0%, 2/25/2052	4,145,954	444,191
“6” , Series 233, Interest Only, 4.5%, 8/15/2035	46,285	5,781
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	949,480	851,284
“C2” , Series 432, Interest Only, 2.0%, 7/25/2037	4,630,685	302,191
“MS” , Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 10.05% (c), 5/25/2055	171,022	181,791
Government National Mortgage Association:
“GA” , Series 2021-122, 1.0%, 11/20/2047	994,639	813,608
Series 2021-19, Interest Only, 2.0%, 1/20/2051	11,492,109	1,379,541
“ID” , Series 2023-151, Interest Only, 2.0%, 8/20/2051	7,486,528	923,069
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)	Value ($)
“SA” , Series 2014-10, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.258% (c), 1/16/2044	1,184,307	121,196
“QI” , Series 2021-225, Interest Only, 2.5%, 12/20/2051	7,964,364	1,064,400
“DI” , Series 2014-102, Interest Only, 3.5%, 7/16/2029	29,325	405
“HI” , Series 2015-77, Interest Only, 4.0%, 5/20/2045	650,603	130,294
“WI” , Series 2020-191, Interest Only, 4.5%, 12/20/2050	2,834,036	512,633
“ZT” , Series 2025-2, 4.5%, 5/20/2064	1,045,940	1,007,401
“AZ” , Series 2023-120, 5.5%, 8/20/2053	2,283,616	2,310,816
“SL” , Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 7.506% (c), 6/20/2055	148,984	152,304
JPMorgan Mortgage Trust:
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.947% (c), 12/25/2054	496,655	498,606
“2A1” , Series 2006-A2, 5.178% (c), 4/25/2036	162,701	139,138
Merrill Lynch Mortgage Investors Trust, “2A” , Series 2003-A6, 6.732% (c), 10/25/2033	55,093	54,335
RCKT Mortgage Trust, “A2” , Series 2024-INV2, 144A, 5.5%, 9/25/2054	902,303	910,727
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.847% (c), 7/25/2059	1,038,843	1,096,049
Total Collateralized Mortgage Obligations (Cost $17,468,427)		17,412,511
Government & Agency Obligations 6.6%
Sovereign Bonds 1.0%
African Development Bank, 5.875%, Perpetual	400,000	399,123
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030	621,000	630,824
Mexico Government International Bond:
5.375%, 3/22/2033	384,000	378,144
5.625%, 2/9/2034	431,000	429,423
6.0%, 5/7/2036	440,000	441,650
		2,279,164
U.S. Treasury Obligations 5.6%
U.S. Treasury Bills:
3.521% (d), 8/6/2026 (e)	1,380,000	1,355,062
3.529% (d), 8/6/2026 (e)	50,000	49,097
U.S. Treasury Bonds:
4.625%, 11/15/2045	3,063,200	2,979,441
4.625%, 11/15/2055	2,074,800	1,988,566
The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

	Principal Amount ($)	Value ($)
U.S. Treasury Notes:
3.625%, 12/31/2030	4,500,000	4,464,492
4.25%, 8/15/2035	2,360,800	2,363,013
		13,199,671
Total Government & Agency Obligations (Cost 15,547,126)		15,478,835

	Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)	315	2,965
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (g) (h) (Cost $3,123,270)	3,123,270	3,123,270
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 3.67% (g) (Cost $4,529,834)	4,529,834	4,529,834

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $239,155,133)	101.9	238,728,665
Other Assets and Liabilities, Net	(1.9)	(4,489,764)
Net Assets	100.0	234,238,901
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

A summary of the Fund’s transactions with affiliated investments during the year ended January 31, 2026 are as follows:
Value ($) at 1/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (g) (h)
1,626,895	1,496,375 (i)	—	—	—	5,582	—	3,123,270	3,123,270
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 3.67% (g)
6,420,767	187,193,950	189,084,883	—	—	329,677	—	4,529,834	4,529,834
8,047,662	188,690,325	189,084,883	—	—	335,259	—	7,653,104	7,653,104

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at January 31, 2026 amounted to $3,003,733, which is 1.3% of net assets.

(b)	When-issued or delayed delivery securities included.
(c)
Variable or floating rate security. These securities are shown at their current rate as of
January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At January 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended January 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2026	239	27,012,025	26,726,922	(285,103)
2 Year U.S. Treasury Note	USD	3/31/2026	141	29,451,145	29,397,399	(53,746)
5 Year U.S. Treasury Note	USD	3/31/2026	178	19,515,283	19,389,484	(125,799)
Ultra Long U.S. Treasury Bond	USD	3/20/2026	81	9,766,626	9,512,437	(254,189)
Total unrealized depreciation						(718,837)
At January 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	3/20/2026	4	463,990	456,625	7,365
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$89,149,588	$—	$89,149,588
Mortgage-Backed Securities Pass-Throughs	—	52,530,467	—	52,530,467
Asset-Backed (a)	—	30,197,726	—	30,197,726
Commercial Mortgage-Backed Securities	—	26,303,469	—	26,303,469
Collateralized Mortgage Obligations	—	17,412,511	—	17,412,511
Government & Agency Obligations (a)	—	15,478,835	—	15,478,835
Warrants	—	—	2,965	2,965
Short-Term Investments (a)	7,653,104	—	—	7,653,104
Derivatives (b)
Futures Contracts	7,365	—	—	7,365
Total	$7,660,469	$231,072,596	$2,965	$238,736,030

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(718,837)	$—	$—	$(718,837)
Total	$(718,837)	$—	$—	$(718,837)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities
as of January 31, 2026

Assets
Investments in non-affiliated securities, at value (cost $231,502,029) — including $3,003,733 of securities loaned	$231,075,561
Investment in DWS Government & Agency Securities Portfolio (cost $3,123,270)*	3,123,270
Investment in DWS Central Cash Management Government Fund (cost $4,529,834)	4,529,834
Foreign currency, at value (cost $837)	907
Receivable for investments sold	53,385
Receivable for Fund shares sold	188,966
Interest receivable	1,809,776
Affiliated securities lending income receivable	1,393
Other assets	37,969
Total assets	240,821,061
Liabilities
Cash overdraft	53,385
Payable upon return of securities loaned	3,123,270
Payable for investments purchased — when-issued securities	2,744,157
Payable for Fund shares redeemed	307,305
Payable for variation margin on futures contracts	12,569
Accrued management fee	32,362
Accrued Trustees' fees	2,025
Other accrued expenses and payables	307,087
Total liabilities	6,582,160
Net assets, at value	$234,238,901
Net Assets Consist of
Distributable earnings (loss)	(105,202,235)
Paid-in capital	339,441,136
Net assets, at value	$234,238,901
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

Statement of Assets and Liabilities as of January 31, 2026 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($125,197,335 ÷ 13,278,832 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.43
Maximum offering price per share (100 ÷ 97.25 of $9.43)	$9.70
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,294,714 ÷ 137,163 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.44
Class S
Net Asset Value, offering and redemption price per share ($83,773,031 ÷ 8,885,909 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.43
Institutional Class
Net Asset Value, offering and redemption price per share ($23,973,821 ÷ 2,552,078 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.39
The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

Statement of Operations
for the year ended January 31, 2026

Investment Income
Income:
Interest	$12,699,799
Income distributions — DWS Central Cash Management Government Fund	329,677
Affiliated securities lending income	5,582
Total income	13,035,058
Expenses:
Management fee	845,134
Administration fee	234,223
Services to shareholders	428,530
Distribution and service fees	305,797
Custodian fee	9,179
Professional fees	130,958
Reports to shareholders	40,691
Registration fees	73,025
Trustees' fees and expenses	8,754
Other	34,422
Total expenses before expense reductions	2,110,713
Expense reductions	(459,476)
Total expenses after expense reductions	1,651,237
Net investment income	11,383,821
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,066,511)
Futures	(105,046)
(2,171,557)
Change in net unrealized appreciation (depreciation) on:
Investments	6,711,687
Futures	7,613
Foreign currency	106
6,719,406
Net gain (loss)	4,547,849
Net increase (decrease) in net assets resulting from operations	$15,931,670
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

Statements of Changes in Net Assets
	Years Ended January 31,
Increase (Decrease) in Net Assets	2026	2025
Operations:
Net investment income	$11,383,821	$12,035,251
Net realized gain (loss)	(2,171,557)	(4,048,206)
Change in net unrealized appreciation (depreciation)	6,719,406	(361,052)
Net increase (decrease) in net assets resulting from operations	15,931,670	7,625,993
Distributions to shareholders:
Class A	(6,413,012)	(6,099,922)
Class C	(52,908)	(51,143)
Class R	—	(846)*
Class R6	—	(376)*
Class S	(4,492,102)	(4,217,656)
Institutional Class	(1,280,015)	(1,441,318)
Total distributions	(12,238,037)	(11,811,261)
Fund share transactions:
Proceeds from shares sold	27,904,851	36,760,252
Reinvestment of distributions	11,415,418	10,996,688
Payments for shares redeemed	(57,189,742)	(79,109,259)
Net increase (decrease) in net assets from Fund share transactions	(17,869,473)	(31,352,319)
Increase (decrease) in net assets	(14,175,840)	(35,537,587)
Net assets at beginning of period	248,414,741	283,952,328
Net assets at end of period	$234,238,901	$248,414,741

*	For the period from February 1, 2024 to March 25, 2024 (Class R and Class R6 liquidation date).

The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

Financial Highlights
DWS Total Return Bond Fund — Class A
	Years Ended January 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.28	$9.44	$9.61	$10.91	$11.43
Income (loss) from investment operations:
Net investment income[a]	.43	.41	.36	.26	.24
Net realized and unrealized gain (loss)	.19	(.17 )	(.17 )	(1.29)	(.51 )
Total from investment operations	.62	.24	.19	(1.03)	(.27 )
Less distributions from:
Net investment income	(.47 )	(.40 )	(.36 )	(.27 )	(.25 )
Net asset value, end of period	$9.43	$9.28	$9.44	$9.61	$10.91
Total Return (%)[b,c]	6.78	2.60	2.10	(9.45)	(2.40)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	125	136	150	165	209
Ratio of expenses before expense reductions (%)	.98	1.02	1.03	1.00	.97
Ratio of expenses after expense reductions (%)	.79	.76	.79	.80	.83
Ratio of net investment income (%)	4.61	4.34	3.88	2.68	2.14
Portfolio turnover rate (%)	181	301	256	228	182

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

DWS Total Return Bond Fund — Class C
	Years Ended January 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.29	$9.46	$9.62	$10.93	$11.44
Income (loss) from investment operations:
Net investment income[a]	.36	.34	.29	.18	.16
Net realized and unrealized gain (loss)	.19	(.18 )	(.16 )	(1.29)	(.50 )
Total from investment operations	.55	.16	.13	(1.11)	(.34 )
Less distributions from:
Net investment income	(.40 )	(.33 )	(.29 )	(.20 )	(.17 )
Net asset value, end of period	$9.44	$9.29	$9.46	$9.62	$10.93
Total Return (%)[b,c]	5.99	1.73	1.44	(10.20)	(3.04)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	2	3	6
Ratio of expenses before expense reductions (%)	1.81	1.82	1.83	1.77	1.71
Ratio of expenses after expense reductions (%)	1.54	1.51	1.54	1.55	1.58
Ratio of net investment income (%)	3.85	3.59	3.10	1.81	1.42
Portfolio turnover rate (%)	181	301	256	228	182

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

DWS Total Return Bond Fund — Class S
	Years Ended January 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.28	$9.44	$9.61	$10.91	$11.43
Income (loss) from investment operations:
Net investment income[a]	.46	.43	.38	.29	.27
Net realized and unrealized gain (loss)	.18	(.17 )	(.17 )	(1.30)	(.51 )
Total from investment operations	.64	.26	.21	(1.01)	(.24 )
Less distributions from:
Net investment income	(.49 )	(.42 )	(.38 )	(.29 )	(.28 )
Net asset value, end of period	$9.43	$9.28	$9.44	$9.61	$10.91
Total Return (%)[b]	7.06	2.86	2.35	(9.22)	(2.16)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84	88	97	106	134
Ratio of expenses before expense reductions (%)	.75	.77	.79	.76	.72
Ratio of expenses after expense reductions (%)	.54	.51	.54	.55	.58
Ratio of net investment income (%)	4.85	4.59	4.13	2.93	2.39
Portfolio turnover rate (%)	181	301	256	228	182

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

DWS Total Return Bond Fund — Institutional Class
	Years Ended January 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.25	$9.41	$9.58	$10.88	$11.39
Income (loss) from investment operations:
Net investment income[a]	.45	.43	.38	.28	.27
Net realized and unrealized gain (loss)	.18	(.17 )	(.17 )	(1.29)	(.50 )
Total from investment operations	.63	.26	.21	(1.01)	(.23 )
Less distributions from:
Net investment income	(.49 )	(.42 )	(.38 )	(.29 )	(.28 )
Net asset value, end of period	$9.39	$9.25	$9.41	$9.58	$10.88
Total Return (%)[b]	6.98	2.86	2.45	(9.35)	(2.08)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	23	35	30	33
Ratio of expenses before expense reductions (%)	.70	.76	.74	.70	.70
Ratio of expenses after expense reductions (%)	.54	.51	.53	.55	.58
Ratio of net investment income (%)	4.85	4.59	4.15	2.91	2.39
Portfolio turnover rate (%)	181	301	256	228	182

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Total Return Bond Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

DWS Total Return Bond Fund	|	27

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

28	|	DWS Total Return Bond Fund

Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or

DWS Total Return Bond Fund	|	29

instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended January 31, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of January 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of January 31, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of January 31, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$3,123,270	$—	$—	$—	$3,123,270
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$3,123,270
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

30	|	DWS Total Return Bond Fund

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

DWS Total Return Bond Fund	|	31

At January 31, 2026, the Fund had net tax basis capital loss carryforwards of $105,695,073, including short-term losses ($44,956,374) and long-term losses ($60,738,699), which may be applied against realized net taxable capital gains indefinitely. Capital Loss Carryforwards from this Fund may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended January 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At January 31, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$884,633
Capital loss carryforwards	$(105,695,073)
Net unrealized appreciation (depreciation) on investments	$(391,865)
At January 31, 2026, the aggregate cost of investments for federal income tax purposes was $239,120,530. The net unrealized depreciation for all investments based on tax cost was $391,865. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,028,383 and aggregate

32	|	DWS Total Return Bond Fund

gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $5,420,248.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended January 31,
	2026	2025
Distributions from ordinary income*	$12,238,037	$11,811,261

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended January 31, 2026, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received

DWS Total Return Bond Fund	|	33

by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of January 31, 2026, is included in a table following the Fund’s Investment Portfolio. For the year ended January 31, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $74,068,000 to $128,595,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $457,000 to $19,046,000.
The following tables summarize the value of the Fund’s derivative instruments held as of January 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Interest Rate Contracts (a)	$7,365
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Futures Contracts
Interest Rate Contracts (a)	$(718,837)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

34	|	DWS Total Return Bond Fund

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended January 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$(105,046)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$7,613
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended January 31, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$367,745,665	$368,293,891
U.S. Treasury Obligations	$69,269,968	$103,825,778
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS Total Return Bond Fund	|	35

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.350%
Next $1.75 billion of such net assets	.335%
Next $1.75 billion of such net assets	.320%
Next $2.5 billion of such net assets	.305%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Over $12.5 billion of such net assets	.265%
Accordingly, for the year ended January 31, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.35% of the Fund’s average daily net assets.
For the period from February 1, 2025 through April 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.75%
Class C	1.50%
Class S	.50%
Institutional Class	.50%
Effective May 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class C	1.55%
Class S	.55%
Institutional Class	.55%

36	|	DWS Total Return Bond Fund

For the year ended January 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$245,428
Class C	3,287
Class S	173,434
Institutional Class	37,327
$459,476
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended January 31, 2026, the Administration Fee was $234,223, of which $19,366 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended January 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at January 31, 2026
Class A	$83,842	$13,614
Class C	1,691	281
Class S	83,654	13,690
Institutional Class	811	118
	$169,998	$27,703
In addition, for the year ended January 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by

DWS Total Return Bond Fund	|	37

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$125,555
Class C	1,237
Class S	45,422
Institutional Class	24,365
$196,579
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended January 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at January 31, 2026
Class C	$9,447	$833
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended January 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at January 31, 2026	Annual Rate
Class A	$293,488	$54,341.23%
Class C	2,862	1,206.23%
	$296,350	$55,547
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended January 31, 2026 aggregated $1,043.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended January 31, 2026, there was no

38	|	DWS Total Return Bond Fund

CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended January 31, 2026, DDI received $20 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended January 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,954, of which $265 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2026.

DWS Total Return Bond Fund	|	39

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	765,561	$7,192,938	618,213	$5,794,017
Class C	35,339	332,085	14,337	134,342
Class R	—	—	255 *	2,366 *
Class R6	—	—	47 *	446 *
Class S	584,037	5,483,719	757,225	7,072,136
Institutional Class	1,574,836	14,896,109	2,555,080	23,756,945
		$27,904,851		$36,760,252
Shares issued to shareholders in reinvestment of distributions
Class A	636,652	$5,956,799	605,625	$5,655,938
Class C	5,636	52,801	5,471	51,143
Class R	—	—	91 *	846 *
Class R6	—	—	41 *	376 *
Class S	441,445	4,130,240	412,564	3,853,400
Institutional Class	136,704	1,275,578	154,223	1,434,985
		$11,415,418		$10,996,688
Shares redeemed
Class A	(2,735,968)	$(25,598,032)	(2,516,379)	$(23,560,864)
Class C	(40,352)	(377,774)	(73,155)	(683,726)
Class R	—	—	(19,939)*	(185,857)*
Class R6	—	—	(5,616)*	(52,180)*
Class S	(1,638,850)	(15,383,264)	(1,900,121)	(17,784,558)
Institutional Class	(1,691,113)	(15,830,672)	(3,905,660)	(36,842,074)
		$(57,189,742)		$(79,109,259)

40	|	DWS Total Return Bond Fund

	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(1,333,755)	$(12,448,295)	(1,292,541)	$(12,110,909)
Class C	623	7,112	(53,347)	(498,241)
Class R	—	—	(19,593)*	(182,645)*
Class R6	—	—	(5,528)*	(51,358)*
Class S	(613,368)	(5,769,305)	(730,332)	(6,859,022)
Institutional Class	20,427	341,015	(1,196,357)	(11,650,144)
		$(17,869,473)		$(31,352,319)

*	For the period from February 1, 2024 to March 25, 2024 (Class R and Class R6 liquidation date).

DWS Total Return Bond Fund	|	41

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Portfolio Trust and Shareholders of DWS Total Return Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Total Return Bond Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Portfolio Trust (the “Trust” )), including the investment portfolio, as of January 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Portfolio Trust) at January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

42	|	DWS Total Return Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
March 19, 2026

DWS Total Return Bond Fund	|	43

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

44	|	DWS Total Return Bond Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Total Return Bond Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Total Return Bond Fund	|	45

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

46	|	DWS Total Return Bond Fund

December 31, 2024). The Board noted that, effective October 1, 2024, in connection with the 2024 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.

DWS Total Return Bond Fund	|	47

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DTRBF-BFE2025

48	|	DWS Total Return Bond Fund

DTRBF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/1/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/1/2026